JPMorgan Small Cap Value Fund Average Annual Total Returns - R2 R3 R4 R5 R6 Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
RUSSELL 3000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.55%
RUSSELL 2000 VALUE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	8.05%	7.29%	7.14%
Class R2
Prospectus [Line Items]
Average Annual Return, Percent	8.40%	7.91%	6.13%
Class R3
Prospectus [Line Items]
Average Annual Return, Percent	8.64%	8.17%	6.39%
Class R4
Prospectus [Line Items]
Average Annual Return, Percent	8.91%	8.45%	6.65%
Class R5
Prospectus [Line Items]
Average Annual Return, Percent	9.11%	8.60%	6.80%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	9.22%	8.71%	6.92%
Class R6 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	7.54%	6.82%	5.16%
Class R6 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	6.72%	6.55%	5.16%